INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2019
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
5.	INVESTMENT SECURITIES

Hermitage Offshore Services Ltd. (“HOS”) (formerly known as Nordic American Offshore Ltd) was incorporated in 2013, and operates ten platform supply vessels, eleven crew boats and two anchor handling vessels. HOS is listed on the New York Stock Exchange under the ticker “PSV”. NAT has sold 187,815 shares in HOS during the year and is holding 811,538 shares as of December 31, 2019 that is equaling about 3.16% of the common shares outstanding in HOS as of December 31, 2019. The reduction in ownership is a result of non-participation in several equity offerings in HOS during 2019 together with the abovementioned sale of shares.

The carrying value of the investment per December 31, 2019 and 2018 is $0.8 million and $4.2 million, respectively, based on the share price. The Company has disposed of shares for a consideration of $0.2 million in 2019 and recognized a loss of $3.2 million and zero in earnings from changes in fair market value for the periods ending December 31, 2019 and 2018, respectively.